Poplar Forest Partners Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Air Freight & Logistics - 2.9%
FedEx Corp.	38,000	$8,637,780

Banks - 4.8%
Citigroup, Inc.	168,000	14,300,160

Biotechnology - 3.1%
United Therapeutics Corp. (a)	32,000	9,195,200

Capital Markets - 1.2%
LPL Financial Holdings, Inc.	9,200	3,449,724

Consumer Finance - 2.4%
Ally Financial, Inc.	183,000	7,127,850

Consumer Staples Distribution & Retail - 3.3%
Dollar Tree, Inc. (a)	100,000	9,904,000

Distributors - 3.0%
Genuine Parts Co.	74,000	8,976,940

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	582,000	16,843,080

Electrical Equipment - 1.6%
Sensata Technologies Holding PLC	157,500	4,742,325

Electronic Equipment, Instruments & Components - 2.3%
Vishay Intertechnology, Inc.	430,000	6,828,400

Financial Services - 5.9%
Equitable Holdings, Inc.	265,000	14,866,500
Global Payments, Inc.	35,000	2,801,400
		17,667,900

Food Products - 3.8%
Tyson Foods, Inc. - Class A	205,500	11,495,670

Gas Utilities - 5.6%
National Fuel Gas Co.	199,000	16,857,290

Health Care Providers & Services - 12.0%
Cencora, Inc.	47,000	14,092,950
CVS Health Corp.	188,500	13,002,730
Humana, Inc.	36,300	8,874,624
		35,970,304

Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp.	158,000	6,874,580

Insurance - 5.1%
Allstate Corp.	76,000	15,299,560

IT Services - 4.4%
International Business Machines Corp.	44,500	13,117,710

Machinery - 1.8%
Stanley Black & Decker, Inc.	80,000	5,420,000

Metals & Mining - 3.2%
Nucor Corp.	73,000	9,456,420

Multi-Utilities - 4.2%
Dominion Energy, Inc.	222,000	12,547,440

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	83,400	11,942,046
Murphy Oil Corp.	264,000	5,940,000
		17,882,046

Pharmaceuticals - 4.0%
Merck & Co., Inc.	151,000	11,953,160

Professional Services - 2.1%
CACI International, Inc. - Class A (a)	13,200	6,292,440

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	271,000	6,070,400

Textiles, Apparel & Luxury Goods - 3.1%
Tapestry, Inc.	104,000	9,132,240
TOTAL COMMON STOCKS (Cost $203,253,976)		286,042,619

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%	Shares	Value
Residential REITs - 1.7%
Sun Communities, Inc.	39,300	4,971,057
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,491,874)		4,971,057

SHORT-TERM INVESTMENTS - 2.5%	Shares	Value
Money Market Funds - 2.5%
First American Treasury Obligations Fund - Class X, 4.24% (b)	729,499	729,499
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 4.17% (b)	6,813,202	6,813,202
TOTAL SHORT-TERM INVESTMENTS (Cost $7,542,701)		7,542,701

TOTAL INVESTMENTS - 99.9% (Cost $215,288,551)		298,556,377
Other Assets in Excess of Liabilities - 0.1%		279,493
TOTAL NET ASSETS - 100.0%		$298,835,870
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Poplar Forest Partners Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$286,042,619	$–	$–	$286,042,619
Real Estate Investment Trusts - Common	4,971,057	–	–	4,971,057
Money Market Funds	7,542,701	–	–	7,542,701
Total Investments	$298,556,377	$–	$–	$298,556,377